Warrants - Warrant assumptions (Details)	Jun. 16, 2022 Y	Dec. 31, 2021 shares	Jul. 15, 2021	Jan. 19, 2021 Y	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Warrants
Warrants Outstanding (in shares)		139,047			161,050	153,439
First Issuance | Black Scholes Model
Warrants
Warrants Outstanding (in shares)					24,000
Second Issuance | Black Scholes Model
Warrants
Warrants Outstanding (in shares)					24,000
Third Issuance | Black Scholes Model
Warrants
Warrants Outstanding (in shares)					80,000
January 19, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrants Outstanding (in shares)		11,274
June 28, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrants Outstanding (in shares)		118,941
July 16, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrants Outstanding (in shares)		8,000
Strike Price | First Issuance | Black Scholes Model
Warrants
Warrant fair value measurement inputs					185.00
Strike Price | Second Issuance | Black Scholes Model
Warrants
Warrant fair value measurement inputs					162.50
Strike Price | Third Issuance | Black Scholes Model
Warrants
Warrant fair value measurement inputs					175.00
Strike Price | January 19, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrant fair value measurement inputs		310.50
Strike Price | June 28, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrant fair value measurement inputs		300.00
Strike Price | July 16, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrant fair value measurement inputs		202.00
Volatility
Warrants
Warrant fair value measurement inputs	64.8		1.221
Volatility | Series G Warrants
Warrants
Warrant fair value measurement inputs				97.1
Volatility | First Issuance | Black Scholes Model
Warrants
Warrant fair value measurement inputs					0.970
Volatility | Second Issuance | Black Scholes Model
Warrants
Warrant fair value measurement inputs					1.011
Volatility | Third Issuance | Black Scholes Model
Warrants
Warrant fair value measurement inputs					1.008
Volatility | January 19, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrant fair value measurement inputs		0.971
Volatility | June 28, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrant fair value measurement inputs		0.976
Volatility | July 16, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrant fair value measurement inputs		1.577
Remaining Life
Warrants
Warrant fair value measurement inputs | Y	7.5
Remaining Life | Series G Warrants
Warrants
Warrant fair value measurement inputs | Y				5
Remaining Life | First Issuance | Black Scholes Model
Warrants
Warrants term					5 years
Remaining Life | Second Issuance | Black Scholes Model
Warrants
Warrants term					5 years
Remaining Life | Third Issuance | Black Scholes Model
Warrants
Warrants term					5 years
Remaining Life | January 19, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrants term		5 years
Remaining Life | June 28, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrants term		5 years
Remaining Life | July 16, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrants term		5 years
Risk Free Rate
Warrants
Warrant fair value measurement inputs	3.32		0.0044
Risk Free Rate | Series G Warrants
Warrants
Warrant fair value measurement inputs				0.45
Risk Free Rate | First Issuance | Black Scholes Model
Warrants
Warrant fair value measurement inputs					0.0056
Risk Free Rate | Second Issuance | Black Scholes Model
Warrants
Warrant fair value measurement inputs					0.0027
Risk Free Rate | Third Issuance | Black Scholes Model
Warrants
Warrant fair value measurement inputs					0.0037
Risk Free Rate | January 19, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrant fair value measurement inputs		0.0045
Risk Free Rate | June 28, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrant fair value measurement inputs		0.0090
Risk Free Rate | July 16, 2021 placement agent warrants | Black Scholes Model
Warrants
Warrant fair value measurement inputs		0.0079